Property And Equipment And Intangible Assets	12 Months Ended
Mar. 31, 2021
Barkbox Inc [Member]
Property and Equipment and Intangible Assets
4.	PROPERTY AND EQUIPMENT AND INTANGIBLE ASSETS
Property and equipment consisted of the following as of March 31, 2021 and 2020:

	March 31,
	2021	2020
Computer equipment, software, and domain names	$3,423	$2,372
Warehouse machinery and equipment	3,292	—
Furniture and fixtures	992	976
Leasehold improvements	6,338	5,604
Construction in process	3,392	508

Total property and equipment	17,437	9,460
Less: accumulated depreciation	(3,972)	(2,316)

Property and equipment—net	$13,465	$7,144

Intangible assets consisted of the following as of March 31, 2021 and 2020:

	March 31,
	2021	2020
Internally developed software	$3,038	$1,560
Less: accumulated amortization	(968)	(219)

Intangible assets—net	$2,070	$1,341

Total depreciation expense for property and equipment during the years ended March 31, 2021 and 2020 was $1.7 million and $1.2 million , respectively. Total amortization expense for internally developed software during the years ended March 31, 2021 and 2020 was $0.7 million and $0.2 million, respectively. Depreciation and amortization expense are included in general and administrative expenses on the consolidated statements of operations and comprehensive loss.
As of March 31, 2021 and 2020, equipment that was leased under capital leases and included in property, plant and equipment, net in the consolidated balance sheets was $3.0 million and $0.1 million, respectively.